SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	826,704
Granted | shares	549,000
Exercised | shares	(22,000)
Forfeited | shares	(225,000)
Outstanding - end of the year | shares	1,128,704
Options exercisable at the end of the year | shares	290,704
Vested and expected to vest | shares	1,128,704
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 37.26
Granted | $ / shares	30.49
Exercised | $ / shares	34.60
Forfeited | $ / shares	39.93
Outstanding - end of the year | $ / shares	33.48
Options exercisable at the end of the year | $ / shares	37.38
Vested and expected to vest | $ / shares	$ 33.48
Aggregate intrinsic value
Outstanding - end of the year | $	$ 179
Options exercisable at the end of the year | $	179
Vested and expected to vest | $	$ 179